Reconciliation of Unrecognized Tax Benefits (Detail) - Predecessor $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Gross Beginning Balance	$ 2,214
Additions based on tax positions related to the current year	0
Additions for tax positions of prior years	88
Reductions for tax positions of prior years	0
Expiration of statutes	(40)
Tax settlements	0
Gross Ending Balance	2,262
Related tax benefits	0
Net Ending Balance	$ 2,262